Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Social investment expenditure	R 166	R 185	R 208
Loss on scrapping of property, plant and equipment	164	97	182
Silicosis settlement provision	2	(174)	(183)
Loss allowance	(19)	35	4
Other (income)/expense – net	33	52	(7)
Total other operating expenses1	R 346	R 195	R 204